OTHER INCOME, NET	3 Months Ended
Mar. 31, 2024
Other Income and Expenses [Abstract]
OTHER INCOME, NET	OTHER INCOME, NET
Included in other income, net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended
	March 31, 2024	March 31, 2023

	(U.S. Dollars in thousands)
Rental income	$2,058	$2,586
Unrealized gain (loss) on foreign currency denominated borrowings	2,980	(2,296)
Realized gain (loss) on fair value hedges	139	(22)
Unrealized gain on fair value hedges	947	516
Gain on investments	314	797
Non-service components of net periodic pension benefit (cost)	354	(623)
(Loss) gain on contingent consideration	(16)	55
Other	846	762
Other income, net	$7,622	$1,775